Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement [Line Items]
Schedule of Accumulated Plan Benefit Information

Accumulated plan benefit information for the Company’s plan as of December 31, 2012 and 2011 was as follows:

	2012	2011
Changes in Benefit Obligation:
Obligation at Beginning of Year	$734	$712
Interest Cost	27	32
Benefits Paid	(33)	(33)
Actuarial (Gain) Loss	109	23
Obligation at End of Year	837	734

Changes in Plan Assets:
Fair Value at Beginning of Year	353	319
Actual Return on Plan Assets	1	1
Employer Contributions	78	66
Benefits Paid	(33)	(33)
Fair Value at End of Year	399	353

Funded Status:
Funded Status at End of Year	$(438)	$(381)

Amounts recognized in accumulated other comprehensive income

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	2012	2011
Net Loss (Gain)	$360	$280
Prior Service Cost	13	14
	$373	$294

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

	2012	2011	2010
Interest Cost	$27	$32	$34
Expected Return on Assets	(1)	(2)	(3)
Amortization of Transition Amount	—	—	—
Amortization of Prior Service Cost	1	1	(3)
Recognition of Net Loss	30	31	25
Net Periodic Benefit Cost	$57	$62	$53

Net Loss During the Period	110	24	43
Amortization of Unrecognized Loss	(30)	(30)	(25)
Amortization of Transition Cost	—	—	—
Amortization of Prior Service Cost	(1)	(1)	3
Total Recognized in Other Comprehensive Income	79	(7)	21

Total Recognized in Net Periodic Benefit Cost and Other
Comprehensive Income	$136	$55	$74

Schedule Of Assumptions Used In Determining Net Periodic Pension Cost

Weighted-average assumptions used to determine benefit obligations at year-end:

	2012	2011	2010
Discount Rate	3.25%	3.75%	4.60%
Rate of Compensation Increase (1)	N/A	N/A	N/A

Weighted-average assumptions used to determine net periodic pension cost:
	2,012	2,011	2,010
Discount Rate	3.75%	4.60%	5.29%
Expected Return on Plan Assets	0.25%	0.50%	1.00%
Rate of Compensation Increase (1)	N/A	N/A	N/A

(1)	Benefits under the plan were suspended in 1998; therefore, the weighted-average rate of increase in future compensation levels was not applicable for all years presented.

Schedule Of Asset Allocation Of Retirement Plan

The Company’s defined benefit pension plan asset allocation at year-end 2012 and 2011 and target allocation for 2013 by asset category are as follows:

	Target	Percentage of Plan Assets
	Allocation	at Year-end
Asset Category	2013	2012	2011

Cash	50%	100%	28%
Certificates of Deposit	50%	0%	72%
Total	100%	100%	100%

Changes in Accumulated Postretirement Benefits Obligations

Changes in Accumulated Postretirement Benefit Obligations:	2012	2011
Obligation at the Beginning of Year	$624	$560
Unrecognized Loss (Gain)	43	57

Components of Net Periodic Postretirement Benefit Cost:
Service Cost	35	28
Interest Cost	24	25

Net Expected Benefit Payments	(35)	(46)
Obligation at End of Year	$691	$624

Components of Postretirement Benefit Expense:	2012	2011
Service Cost	$35	$28
Interest Cost	24	25
Net Postretirement Benefit Expense	59	53

Net Gain During Period Recognized in Other Comprehensive Income	—	—

Total Recognized in Net Postretirement Benefit Expense and Other Comprehensive Income	$59	$53

Components of Postretirement Benefit Expense

Assumptions Used to Determine Net Periodic Cost and Benefit Obligations:
	2012	2011	2010
Discount Rate	3.41%	3.98%	4.72%

Assumptions Used to Determine Net Periodic Cost and Benefit Obligations

 Assumed Health Care Cost Trend Rates at Year-end:

	2012	2011
Health Care Cost Trend Rate Assumed for Next Year	8.00%	8.00%
Rate that the Cost Trend Rate Gradually Declines to	4.50%	4.50%
Year that the Rate Reaches the Rate it is Assumed to Remain at	2019	2018

Schedule of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects as of December 31, 2012:

	One-Percentage-Point	One-Percentage-Point
	Increase	Decrease
Effect on Total of Service and Interest Cost	$5	$(4)
Effect on Postretirement Benefit Obligation	$43	$(39)

Schedule of Expected Benefit Payments

Estimated Future Benefits

The following benefit payments, which reflect expected future service, are expected to be paid:

	Pension	Postretirement
Year	Benefits	Benefits
2,013	$123	$50
2,014	44	42
2,015	58	50
2,016	129	48
2,017	34	60
2018-2022	265	357